CONSOLIDATING FINANCIAL INFORMATION (Consolidating Balance Sheet Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 employee	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 391,089	$ 364,583	$ 104,242	$ 333,166
Due from affiliates	326,575	407,124
Investments	1,121,545	1,253,266	1,211,684
Investments in options	71,844	104,338
Deferred tax asset, net	417,623	354,526
Other assets	173,708	190,595
Total Assets	2,502,384	2,674,432
Liabilities
Accrued compensation and benefits	374,709	417,309
Due to affiliates	375,424	344,832
Deferred incentive income	304,526	247,556	231,846
Debt obligations payable	75,000	0
Other liabilities	88,053	49,830
Total Liabilities	1,217,712	1,059,527
Commitments and Contingencies
Redeemable Non-controlling Interests	1,717	0
Equity
Paid-in capital	1,996,137	2,112,720
Retained earnings (accumulated deficit)	(1,350,122)	(1,286,131)
Accumulated other comprehensive income (loss)	(2,416)	(1,522)
Total Fortress shareholders’ equity	643,599	825,067
Principals’ and others’ interests in equity of consolidated subsidiaries	639,356	789,838
Total Equity	1,282,955	1,614,905	1,216,650	1,062,392
Total Liabilities Redeemable Non-controlling Interests and Equity	2,502,384	2,674,432
Number of senior employees whose net income (loss) is attributable to interests in FOG and is included into the Net Income (loss) attributable to Class A Shareholders	1
Senior employee [Member]
Equity
Number of senior employees whose net income (loss) is attributable to interests in FOG and is included into the Net Income (loss) attributable to Class A Shareholders	1
Fortress Operating Group Combined, Excluding FOE II LP [Member]
Assets
Cash and cash equivalents	389,782	362,620	103,362	300,166
Due from affiliates	326,230	405,491
Investments	1,121,545	1,253,266
Investments in options	71,844	104,338
Deferred tax asset, net	0	0
Other assets	174,433	184,023
Total Assets	2,083,834	2,309,738
Liabilities
Accrued compensation and benefits	371,563	415,024
Due to affiliates	86,135	108,805
Deferred incentive income	304,526	247,556
Debt obligations payable	75,000	0
Other liabilities	87,971	49,767
Total Liabilities	925,195	821,152
Commitments and Contingencies
Redeemable Non-controlling Interests	0
Equity
Paid-in capital	5,756,068	5,703,328
Retained earnings (accumulated deficit)	(4,672,562)	(4,274,573)
Accumulated other comprehensive income (loss)	(7,503)	(4,583)
Total Fortress shareholders’ equity	1,076,003	1,424,172
Principals’ and others’ interests in equity of consolidated subsidiaries	82,636	64,414
Total Equity	1,158,639	1,488,586
Total Liabilities Redeemable Non-controlling Interests and Equity	2,083,834	2,309,738
FOE II LP [Member]
Assets
Cash and cash equivalents	950	1,336	787	0
Due from affiliates	2,654	1,864
Investments	2,175	175
Investments in options	0	0
Deferred tax asset, net	0	0
Other assets	2,020	494
Total Assets	7,799	3,869
Liabilities
Accrued compensation and benefits	3,146	2,285
Due to affiliates	2,274	231
Deferred incentive income	0	0
Debt obligations payable	0	0
Other liabilities	82	63
Total Liabilities	5,502	2,579
Commitments and Contingencies
Redeemable Non-controlling Interests	0
Equity
Paid-in capital	5,628	3,575
Retained earnings (accumulated deficit)	(3,331)	(2,285)
Accumulated other comprehensive income (loss)	0	0
Total Fortress shareholders’ equity	2,297	1,290
Principals’ and others’ interests in equity of consolidated subsidiaries	0	0
Total Equity	2,297	1,290
Total Liabilities Redeemable Non-controlling Interests and Equity	7,799	3,869
Fortress Operating Group Eliminations [Member]
Assets
Cash and cash equivalents	0	0	0	0
Due from affiliates	(2,309)	(231)
Investments	(2,175)	(175)
Investments in options	0	0
Deferred tax asset, net	0	0
Other assets	(4,747)	0
Total Assets	(9,231)	(406)
Liabilities
Accrued compensation and benefits	0	0
Due to affiliates	(2,309)	(231)
Deferred incentive income	0	0
Debt obligations payable	0	0
Other liabilities	0	0
Total Liabilities	(2,309)	(231)
Commitments and Contingencies
Redeemable Non-controlling Interests	1,717
Equity
Paid-in capital	(11,001)	(175)
Retained earnings (accumulated deficit)	2,362	0
Accumulated other comprehensive income (loss)	0	0
Total Fortress shareholders’ equity	(8,639)	(175)
Principals’ and others’ interests in equity of consolidated subsidiaries	0	0
Total Equity	(8,639)	(175)
Total Liabilities Redeemable Non-controlling Interests and Equity	(9,231)	(406)
Fortress Investment Group Consolidated Llc [Member]
Assets
Cash and cash equivalents	357	627	93	33,000
Due from affiliates	0	4,979
Investments	512,941	699,863
Investments in options	0	0
Deferred tax asset, net	417,623	354,526
Other assets	2,002	6,078
Total Assets	932,923	1,066,073
Liabilities
Accrued compensation and benefits	0	0
Due to affiliates	289,324	241,006
Deferred incentive income	0	0
Debt obligations payable	0	0
Other liabilities	0	0
Total Liabilities	289,324	241,006
Commitments and Contingencies
Redeemable Non-controlling Interests	0
Equity
Paid-in capital	1,996,137	2,112,720
Retained earnings (accumulated deficit)	(1,350,122)	(1,286,131)
Accumulated other comprehensive income (loss)	(2,416)	(1,522)
Total Fortress shareholders’ equity	643,599	825,067
Principals’ and others’ interests in equity of consolidated subsidiaries	0	0
Total Equity	643,599	825,067
Total Liabilities Redeemable Non-controlling Interests and Equity	932,923	1,066,073
Elimination Adjustments [Member]
Assets
Cash and cash equivalents	0	0	0	0
Due from affiliates	0	(4,979)
Investments	(512,941)	(699,863)
Investments in options	0	0
Deferred tax asset, net	0	0
Other assets	0	0
Total Assets	(512,941)	(704,842)
Liabilities
Accrued compensation and benefits	0	0
Due to affiliates	0	(4,979)
Deferred incentive income	0	0
Debt obligations payable	0	0
Other liabilities	0	0
Total Liabilities	0	(4,979)
Commitments and Contingencies
Redeemable Non-controlling Interests	0
Equity
Paid-in capital	(5,750,695)	(5,706,728)
Retained earnings (accumulated deficit)	4,673,531	4,276,858
Accumulated other comprehensive income (loss)	7,503	4,583
Total Fortress shareholders’ equity	(1,069,661)	(1,425,287)
Principals’ and others’ interests in equity of consolidated subsidiaries	556,720	725,424
Total Equity	(512,941)	(699,863)
Total Liabilities Redeemable Non-controlling Interests and Equity	$ (512,941)	$ (704,842)